Cash, cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2020
Cash, cash equivalents and short-term investments:
Cash, cash equivalents and short-term investments:

4.   Cash, cash equivalents and short-term investments:

Cash, cash equivalents and short-term investments consist of cash balances with banks and short-term investments:

	December 31,	December 31,	January 1,
	2020	2019	2019

Cash balances with banks	$5,734	$5,494	$1,073
Short-term investments with initial maturities of less than
three months or that can be withdrawn on demand: Savings accounts and term deposits, yielding interest at 0.20% to 0.45% as at December 31, 2020 (December 31, 2019 – 1.28% to 1.85)%	43,155	13,194	9,877
Cash and cash equivalents	48,889	18,688	10,950

Short-term investments with initial maturities greater than three months and less than one year:
Term deposits issued in USD, yielding interest as at 0.23% to 0.55% as at December 31, 2020 (December 31, 2019 – 1.80% to 2.15%)	20,021	36,701	10,510
Term deposits issued in CAD (CAD $5,529), yielding interest at 0.85% to 1.27% as at December 31, 2020 (December 31, 2019 – (CAD $15,555), 1.92% to 2.60%)	4,341	11,975	14,402
Bearer deposit notes issued in USD, yielding interest at 0.16% to 0.22% as at December 31, 2020 (December 31, 2019 – yielding interest at 1.76% to 1.83%)	25,009	22,616	—
Short-term investments	49,371	71,292	24,912

Cash, cash equivalents and short-term investments	$98,260	$89,980	$35,862